Business Acquisitions (Tables)	6 Months Ended
Jun. 30, 2015
Business Combinations [Abstract]
Schedule of Purchase Price of Each Transaction

The Board and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transactions. The details of each transaction are as follows:

(US $ in thousands)	Provisional Dan Sabia June 15, 2015	Final Dan Cisne December 15, 2015	Final Hilda Knutsen and Torill Knutsen June 30, 2014
Purchase consideration (1)	$41,186	$18,230	$114,293
Less: Fair value of net assets acquired:
Vessels and equipment (2)	103,389	103,400	335,000
Cash	4,343	1,574	8,997
Inventories	-	-	395
Other current assets	25	-	1,939
Amounts due from related parties	935	-	4
Long-term debt	(64,470)	(82,164)	(221,812)
Other long-term liabilities	-	-	(4,774)
Derivatives liabilities	(802)	(968)	(348)
Trade accounts payable	(4)	(35)	(390)
Accrued expenses	(335)	(825)	(1,360)
Prepaid charter and deferred revenue	(442)	-	(1,487)
Amounts due to related parties	(1,453)	(2,752)	(2,338)

Sub total	41,186	18,230	113,826

Difference between the purchase price and fair value of net assets acquired	$-	$-	$467
Goodwill (3)	-	-	467
Difference between the purchase price and allocated values	$-	$-	$-

(1)	The purchase price comprises the following:

(US $ in thousands)		Provisional Dan Sabia June 15, 2015		Final Dan Cisne December 15, 2015		Final Hilda Knutsen and Torill Knutsen June 30, 2014
Cash consideration paid to KNOT	$	38,531	$	8,836	$	113,306
Purchase price adjustments		2,655		(2,606)		987
Seller’s credit				12,000

Total purchase consideration	$	41,186	$	18,230	$	114,293

(2)

Vessels and equipment includes allocation to dry docking for the following vessels: Hilda Knutsen of $2,042, Torill Knutsen of $2,166. For the Dan Sabia and Dan Cisne $389 and $400 of the purchase price adjustments were allocated to the respective vessel.

(3)	The goodwill recognized in connection with the acquisitions of the Hilda Knutsen and Torill Knutsen is attributable primarily to the organization, including structure, systems, skills and abilities.

Schedule of Summarized Consolidated Pro Forma Financial Information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2015 and 2014, giving effect to the Partnership’s acquisition and financing of the Dan Sabia, the Dan Cisne, the Hilda Knutsen and the Torill Knutsen as if these acquisitions had taken place on January 1, 2014.

(US $ in thousands)	Six Months Ended June 30, 2015	Six Months Ended June 30, 2014
Revenue	$77,702	$76,940
Net income	15,038	19,236